Consolidated Statement of Cash Flows	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Cash flows from operating activities
Profit/(loss) before tax	$ 4,584,903	$ 35,614,151	$ (29,788,123)	$ 37,789,702
Adjustments for:-
Interest income	(87,852)	(682,409)	(515,980)	(28,253)
Interest expenses	591,676	4,595,959	5,149,089	2,614,382
Depreciation of property, plant and equipment	4,382,102	34,038,855	35,795,951	28,240,965
Amortisation of right-of-use assets	5,736,843	44,562,079	48,467,296	40,333,356
Impairment loss on disposal group classified as held for sale			23,545,499
Interest on lease liabilities	720,269	5,594,836	6,300,014	4,987,343
Loss on written-off of property, plant and equipment	67,752	526,279	6,702,181
Loss on disposal of property, plant and equipment				417
Impairment of property, plant and equipment	585,679	4,549,381
Impairment of right-of-use assets	645,375	5,013,080
Gain on disposal of subsidiaries	(7,554,144)	(58,678,325)
Operating cash flows before movements in working capital	9,672,603	75,133,886	95,655,927	113,937,912
Decrease/(increase) in amounts due from related companies	5,801,487	45,064,210	(78,147)	(42,085)
Decrease in amount due from a director				14,623
Decrease in inventories	613,877	4,768,410	5,146,061	2,144,219
Decrease/(increase) in trade receivables	718,563	5,581,582	(5,149,129)	424,414
(Increase)/decrease in deposits, prepayments and other receivables	(438,817)	(3,408,599)	(5,696,237)	733,623
(Decrease)/increase in amounts due to directors	(8,653,050)	(67,214,294)	(224,388)	18,804,256
Increase/(decrease) in amounts due to related companies	2,441	18,963	35,894	(609,588)
Decrease in amount due to shareholder				(10)
Increase/(decrease) in trade payables	125,243	972,847	(1,580,470)	4,731,317
Increase in accruals and other payables	1,116,847	8,675,330	2,797,231	4,567,752
Cash generated from operations	8,959,194	69,592,335	90,906,742	144,706,433
Interest received	87,852	682,409	515,980	28,253
Income tax paid	(1,301,358)	(10,108,560)	(7,598,311)	(3,716,079)
Net cash generated from operating activities	7,745,688	60,166,184	83,824,411	141,018,607
Cash flows from investing activities
Purchase of property, plant and equipment	(1,543,768)	(11,991,530)	(44,512,104)	(32,506,078)
Net cash outflow from deconsolidation of subsidiaries	(24,450)	(189,912)
Proceeds from disposal of property, plant and equipment			61,239	216,865
Net cash used in investing activities	(1,568,218)	(12,181,442)	(44,450,865)	(32,289,213)
Cash flows from financing activities
Proceeds from bank loans				86,360,250
Interest paid for bank loans	(340,604)	(2,645,713)	(2,863,104)	(362,190)
Interest paid for loans from related companies	(251,071)	(1,950,246)	(2,285,985)	(2,252,192)
Repayment of principal portion of bank loan	(974,467)	(7,569,370)	(8,489,298)	(3,225,948)
Repayment of principal portion of loans from related companies	(1,311,907)	(10,190,497)	(13,950,673)	(14,071,562)
Interest elements of lease rentals paid	(720,269)	(5,594,836)	(6,300,014)	(4,987,343)
Repayment of principal portion of lease liabilities	(6,293,213)	(48,883,789)	(47,679,212)	(38,496,526)
Net cash (used in)/generated from financing activities	(9,891,531)	(76,834,451)	(81,568,286)	22,964,489
Net (decrease)/increase in cash and cash equivalents	(3,714,061)	(28,849,709)	(42,194,740)	131,693,883
Cash and cash equivalents at beginning of the year	18,823,300	146,213,744	196,296,774	64,615,723
Bank balances and cash transfer to assets classified as held for sale			(7,884,815)
Effect of foreign exchange rate changes	(3,608)	(28,025)	(3,475)	(12,832)
Cash and cash equivalents at end of the year	$ 15,105,631	$ 117,336,010	$ 146,213,744	$ 196,296,774